Income (Expense) from Non-Current Assets and Disposal Groups Held for Sale Not Admissible as Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2025
Income (Expense) from Non-Current Assets and Disposal Groups Held for Sale Not Admissible as Discontinued Operations [Abstract]
Schedule of Result from Non-Current Assets and Disposal Groups Held for Sale Not Admissible as Discontinued Operations

The composition of the income (expense) of non-current assets and disposal groups not eligible as discontinued operations during the years 2025, 2024 and 2023 is as follows

	2025	2024	2023
	MCh$	MCh$	MCh$

Net income from assets received in payment or awarded in judicial auction
Gain (loss) on sale of assets received in lieu of payment or awarded in judicial auction	2,153	2,361	1,358
Other income from assets received in lieu of payment or awarded in judicial auction	201	57	53
Provisions for adjustments to net realizable value of assets received in lieu of payment or awarded in judicial auction	(2,583)	(3,350)	(2,250)
Write-off of assets received in lieu of payment or awarded in judicial auction	(225)	(1,187)	(485)
Expenses to maintain assets received in lieu of payment or awarded in judicial auction	(1,833)	(1,382)	(1,165)
Non-current assets held for sale
Investments in other companies	—	—	—
Intangible assets	—	—	—
Property and equipment	6,685	938	2,971
Assets for recovery of assets transferred in financial lease operations	1,644	2,105	2,325
Other assets	—	—	—
Disposal groups held for sale	—	—	—
Total	6,042	(458)	2,807